Borrowed Funds (FHLB Advances) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012		Sep. 30, 2011
Borrowed Funds [Abstract]
Fixed-rate FHLB advances	$ 2,550,000		$ 2,400,000
Deferred prepayment penalty	(19,952)		(20,995)
Deferred gain on terminated interest rate swaps	274		457
Advances from Federal Home Loan Banks	$ 2,530,322		$ 2,379,462
Weighted average contractual interest rate on FHLB advances	2.62%		3.37%
Weighted average effective rate FHLB advances	3.03%	[1]	3.71%	[1]

[1]	The effective rate includes the net impact of the amortization of deferred prepayment penalties related to the prepayment of certain FHLB advances and deferred gains related to the termination of interest rate swaps.